ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.8%
Communication Services	7.8%
Alphabet, Inc. - Class C(a)		349	$1,009,863
Comcast Corp. - Class A		15,416	775,887
Walt Disney (The) Co.(a)		1,003	155,355
			1,941,105
Consumer Discretionary	13.9%
Amazon.com, Inc.(a)		363	1,210,365
Booking Holdings, Inc.(a)		201	482,245
Dollar General Corp.		3,298	777,767
Home Depot (The), Inc.		593	246,101
NIKE, Inc. - Class B		2,162	360,341
Ross Stores, Inc.		3,438	392,895
			3,469,714
Consumer Staples	14.7%
Casey's General Stores, Inc.		3,521	694,869
Coca-Cola (The) Co.		17,324	1,025,754
Hershey (The) Co.		1,602	309,939
Mondelez International, Inc. - Class A		15,141	1,004,000
PepsiCo, Inc.		3,539	614,760
			3,649,322
Financials	7.1%
CME Group, Inc.		5,267	1,203,299
Progressive (The) Corp.		5,524	567,038
			1,770,337
Health Care	16.9%
Abbott Laboratories		3,561	501,175
Becton Dickinson and Co.		2,844	715,209
Boston Scientific Corp.(a)		16,948	719,951
Humana, Inc.		922	427,679
Intuitive Surgical, Inc.(a)		551	197,974
Johnson & Johnson		3,246	555,293
UnitedHealth Group, Inc.		2,167	1,088,138
			4,205,419
Industrials	5.9%
Copart, Inc.(a)		1,659	251,538
Graco, Inc.		3,946	318,127
Otis Worldwide Corp.		2,826	246,060
Ritchie Bros. Auctioneers, Inc.		4,482	274,343
United Parcel Service, Inc. - Class B		1,748	374,666
			1,464,734
Information Technology	27.7%
Adobe, Inc.(a)		970	550,048
Keysight Technologies, Inc.(a)		3,325	686,646
Mastercard, Inc. - Class A		4,338	1,558,730

ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Microsoft Corp.		4,514	$1,518,148
PayPal Holdings, Inc.(a)		3,638	686,054
ServiceNow, Inc.(a)		976	633,531
Synopsys, Inc.(a)		349	128,607
Teradyne, Inc.		1,554	254,126
Visa, Inc. - Class A		4,032	873,775
			6,889,665
Materials	2.8%
Sherwin-Williams (The) Co.		590	207,774
Vulcan Materials Co.		2,307	478,887
			686,661
TOTAL COMMON STOCKS (Cost $16,612,503)			24,076,957
SHORT-TERM INVESTMENTS	4.3%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 0.01%(b)		1,063,679	1,063,679
TOTAL SHORT-TERM INVESTMENTS (Cost $1,063,679)			1,063,679
TOTAL INVESTMENTS (Cost $17,676,182)	101.1%		25,140,636
NET OTHER ASSETS (LIABILITIES)	(1.1%)		(280,682)
NET ASSETS	100.0%		$24,859,954

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2021 is disclosed.
At December 31, 2021, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:
CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	95.7%
All other countries less than 2%	1.1
Total	96.8%
2